Note 5 - Property, Plant and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 54,000	$ 41,000	$ 57,000	$ 40,000